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                      NORTHSTAR INVESTMENT MANAGEMENT CORP.
                               TWO PICKWICK PLAZA
                               GREENWICH, CT 06830
                                  203-863-6200

VIA EDGAR TRANSMISSION

November 6, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  NORTHSTAR ADVANTAGE FUNDS
     Northstar Advantage Trust - No. 33-67852/811-7978
     Northstar Advantage Government Securities Fund - No. 33-848/811-4423 Northstar Advantage Strategic Income Fund - No. 33-76574/811-08414 Northstar Advantage High Yield Fund - No. 33-20506/811-5496
     Northstar Advantage Income Fund - No. 33-850/811-4433
     Northstar Advantage Growth Fund - No. 33-849/811-4431
     Northstar Advantage Special Fund - No. 33-847/811-4434

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of each of the above named Registrants, that

     (1) the form of Prospectus and Statement of Additional Information for each Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent registration statement for each Registrant; and

     (2) the text of the most recent registration statement for each Registrant has been filed electronically.

Please contact the undersigned at (203) 863-6215 should you have any questions regarding this certification.

Very truly yours,

LISA M. HURLEY
Lisa M. Hurley

cc: Distribution